Fidelity Freedom Funds®

Fund	Ticker
Fidelity Freedom Income Fund®	FFFAX
Fidelity Freedom 2000 Fund®	FFFBX
Fidelity Freedom 2005 Fund®	FFFVX
Fidelity Freedom 2010 Fund®	FFFCX
Fidelity Freedom 2015 Fund®	FFVFX
Fidelity Freedom 2020 Fund®	FFFDX
Fidelity Freedom 2025 Fund®	FFTWX
Fidelity Freedom 2030 Fund®	FFFEX
Fidelity Freedom 2035 Fund®	FFTHX
Fidelity Freedom 2040 Fund®	FFFFX
Fidelity Freedom 2045 Fund®	FFFGX
Fidelity Freedom 2050 Fund®	FFFHX

Prospectus

May 29, 2010

Contents

Fund Summary	<Click Here>	Fidelity Freedom Income Fund
	<Click Here>	Fidelity Freedom 2000 Fund
	<Click Here>	Fidelity Freedom 2005 Fund
	<Click Here>	Fidelity Freedom 2010 Fund
	<Click Here>	Fidelity Freedom 2015 Fund
	<Click Here>	Fidelity Freedom 2020 Fund
	<Click Here>	Fidelity Freedom 2025 Fund
	<Click Here>	Fidelity Freedom 2030 Fund
	<Click Here>	Fidelity Freedom 2035 Fund
	<Click Here>	Fidelity Freedom 2040 Fund
	<Click Here>	Fidelity Freedom 2045 Fund
	<Click Here>	Fidelity Freedom 2050 Fund
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Additional Information about the Purchase and Sale of Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights
	<Click Here>	Additional Information about the Indexes

Prospectus

Fund Summary

Fund:
Fidelity Freedom Income Fund®

Investment Objective

The fund seeks high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.50%
Total annual fund operating expenses A	0.50%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 51
3 years	$ 160
5 years	$ 280
10 years	$ 628

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29% of the average value of its portfolio.

Prospectus

Fund Summary - continued

Principal Investment Strategies

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors already in retirement.
  Allocating assets among underlying Fidelity funds according to a stable target asset allocation of approximately:

This target allocation took effect on October 1, 2009. Formerly, the target was 20% domestic equity funds and 0% international equity funds. Effective October 1, 2009, Strategic Advisers, Inc. (Strategic Advisers) added commodity and inflation-protected bond Series funds as new underlying funds. Strategic Advisers also added three international equity Series funds as new underlying funds and will increase the fund's target allocation to international equity funds, with a corresponding decrease in the fund's target allocation to domestic equity funds. The fund will move to the new target allocations gradually.

Principal Investment Risks

  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.

Prospectus

  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not necessarily an indication of future performance.

Prospectus

Fund Summary - continued

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
	6.28%	2.22%	-0.26%	7.33%	3.89%	3.78%	6.37%	4.83%	-12.14%	16.12%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	7.49%	June 30, 2009
Lowest Quarter Return	-7.23%	December 31, 2008
Year-to-Date Return	2.24%	March 31, 2010

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Prospectus

For the periods ended December 31, 2009	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom Income Fund
Return Before Taxes	16.12%	3.38%	3.62%
Return After Taxes on Distributions	14.89%	2.08%	2.28%
Return After Taxes on Distributions and Sale of Fund Shares	10.53%	2.22%	2.35%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.93%	4.97%	6.33%
Fidelity Freedom Income Composite Index (reflects no deduction for fees or expenses)	10.03%	3.64%	3.91%

Investment Adviser

Strategic Advisers, an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Christopher Sharpe (co-manager) has managed the fund since September 2007.

Jonathan Shelon (co-manager) has managed the fund since March 2005.

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share of the fund is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Prospectus

Fund Summary - continued

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including a retirement plan sponsor, administrator, or service-provider (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund:
Fidelity Freedom 2000 Fund®

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.51%
Total annual fund operating expenses A	0.51%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 52
3 years	$ 164
5 years	$ 285
10 years	$ 640

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 31% of the average value of its portfolio.

Prospectus

Principal Investment Strategies

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expected to have retired around the year 2000.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2000).
  Using an asset allocation among underlying Fidelity funds as of March 31, 2010, of approximately:

Effective October 1, 2009, Strategic Advisers, Inc. (Strategic Advisers) added commodity and inflation-protected bond Series funds as new underlying funds. Strategic Advisers also added three international equity Series funds as new underlying funds and will increase the fund's target allocation to international equity funds, with a corresponding decrease in the fund's target allocation to domestic equity funds. The fund will move to the new target allocations gradually.

Principal Investment Risks

  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Prospectus

Fund Summary - continued

  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments.

Prospectus

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not necessarily an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
	3.98%	-0.09%	-1.83%	9.21%	4.52%	4.00%	6.76%	5.32%	-14.00%	16.49%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	7.72%	June 30, 2009
Lowest Quarter Return	-8.16%	December 31, 2008
Year-to-Date Return	2.29%	March 31, 2010

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Prospectus

Fund Summary - continued

For the periods ended December 31, 2009	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2000 Fund
Return Before Taxes	16.49%	3.22%	3.15%
Return After Taxes on Distributions	15.31%	1.86%	1.74%
Return After Taxes on Distributions and Sale of Fund Shares	10.77%	2.05%	1.92%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.93%	4.97%	6.33%
Fidelity Freedom 2000 Composite Index (reflects no deduction for fees or expenses)	10.58%	3.42%	3.37%

Investment Adviser

Strategic Advisers, an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Christopher Sharpe (co-manager) has managed the fund since September 2007.

Jonathan Shelon (co-manager) has managed the fund since March 2005.

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share of the fund is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Prospectus

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including a retirement plan sponsor, administrator, or service-provider (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund:
Fidelity Freedom 2005 Fund®

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.64%
Total annual fund operating expenses A	0.64%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 65
3 years	$ 205
5 years	$ 357
10 years	$ 798

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 34% of the average value of its portfolio.

Prospectus

Fund Summary - continued

Principal Investment Strategies

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expected to have retired around the year 2005.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2005).
  Using an asset allocation among underlying Fidelity funds as of March 31, 2010, of approximately:

Effective October 1, 2009, Strategic Advisers, Inc. (Strategic Advisers) added commodity and inflation-protected bond Series funds as new underlying funds. Strategic Advisers also added three international equity Series funds as new underlying funds and will increase the fund's target allocation to international equity funds, with a corresponding decrease in the fund's target allocation to domestic equity funds. The fund will move to the new target allocations gradually.

Principal Investment Risks

  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Prospectus

  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments.

Prospectus

Fund Summary - continued

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not necessarily an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2004	2005	2006	2007	2008	2009
	6.95%	5.68%	9.23%	7.27%	-24.45%	23.40%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	12.37%	June 30, 2009
Lowest Quarter Return	-13.56%	December 31, 2008
Year-to-Date Return	2.89%	March 31, 2010

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Prospectus

For the periods ended December 31, 2009	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom 2005 Fund
Return Before Taxes	23.40%	2.91%	3.98%
Return After Taxes on Distributions	22.19%	1.73%	2.92%
Return After Taxes on Distributions and Sale of Fund Shares	15.33%	1.97%	2.94%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.93%	4.97%	5.04%
Fidelity Freedom 2005 Composite Index (reflects no deduction for fees or expenses)	17.75%	3.20%	4.51%

A From November 6, 2003.

Investment Adviser

Strategic Advisers, an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Christopher Sharpe (co-manager) has managed the fund since September 2007.

Jonathan Shelon (co-manager) has managed the fund since March 2005.

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share of the fund is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Prospectus

Fund Summary - continued

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including a retirement plan sponsor, administrator, or service-provider (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund:
Fidelity Freedom 2010 Fund®

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.67%
Total annual fund operating expenses A	0.67%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 68
3 years	$ 214
5 years	$ 373
10 years	$ 835

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.

Prospectus

Principal Investment Strategies

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2010).
  Using an asset allocation among underlying Fidelity funds as of March 31, 2010, of approximately:

Effective October 1, 2009, Strategic Advisers, Inc. (Strategic Advisers) added commodity and inflation-protected bond Series funds as new underlying funds. Strategic Advisers also added three international equity Series funds as new underlying funds and will increase the fund's target allocation to international equity funds, with a corresponding decrease in the fund's target allocation to domestic equity funds. The fund will move to the new target allocations gradually.

Principal Investment Risks

  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Prospectus

Fund Summary - continued

  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

Prospectus

  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not necessarily an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
	0.67%	-4.34%	-6.85%	17.13%	7.24%	5.92%	9.46%	7.43%	-25.32%	24.82%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.09%	June 30, 2009
Lowest Quarter Return	-14.15%	December 31, 2008
Year-to-Date Return	3.04%	March 31, 2010

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Prospectus

Fund Summary - continued

For the periods ended December 31, 2009	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2010 Fund
Return Before Taxes	24.82%	3.03%	2.72%
Return After Taxes on Distributions	23.55%	1.77%	1.45%
Return After Taxes on Distributions and Sale of Fund Shares	16.26%	2.04%	1.69%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.93%	4.97%	6.33%
Fidelity Freedom 2010 Composite Index (reflects no deduction for fees or expenses)	19.04%	3.24%	3.00%

Investment Adviser

Strategic Advisers, an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Christopher Sharpe (co-manager) has managed the fund since September 2007.

Jonathan Shelon (co-manager) has managed the fund since March 2005.

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share of the fund is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

Prospectus

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including a retirement plan sponsor, administrator, or service-provider (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund:
Fidelity Freedom 2015 Fund®

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.68%
Total annual fund operating expenses A	0.68%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 69
3 years	$ 218
5 years	$ 379
10 years	$ 847

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 30% of the average value of its portfolio.

Prospectus

Fund Summary - continued

Principal Investment Strategies

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2015).
  Using an asset allocation among underlying Fidelity funds as of March 31, 2010, of approximately:

Effective October 1, 2009, Strategic Advisers, Inc. (Strategic Advisers) added commodity and inflation-protected bond Series funds as new underlying funds. Strategic Advisers also added three international equity Series funds as new underlying funds and will increase the fund's target allocation to international equity funds, with a corresponding decrease in the fund's target allocation to domestic equity funds. The fund will move to the new target allocations gradually.

Principal Investment Risks

  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Prospectus

  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

Prospectus

Fund Summary - continued

  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not necessarily an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2004	2005	2006	2007	2008	2009
	8.49%	7.01%	10.36%	7.82%	-27.15%	25.62%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.67%	June 30, 2009
Lowest Quarter Return	-15.00%	December 31, 2008
Year-to-Date Return	3.07%	March 31, 2010

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Prospectus

For the periods ended December 31, 2009	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom 2015 Fund
Return Before Taxes	25.62%	3.10%	4.50%
Return After Taxes on Distributions	24.42%	2.01%	3.51%
Return After Taxes on Distributions and Sale of Fund Shares	16.80%	2.20%	3.46%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	26.46%	0.42%	2.91%
Fidelity Freedom 2015 Composite Index (reflects no deduction for fees or expenses)	19.94%	3.31%	5.02%

A From November 6, 2003.

Investment Adviser

Strategic Advisers, an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Christopher Sharpe (co-manager) has managed the fund since September 2007.

Jonathan Shelon (co-manager) has managed the fund since March 2005.

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share of the fund is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

Prospectus

Fund Summary - continued

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including a retirement plan sponsor, administrator, or service-provider (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund:
Fidelity Freedom 2020 Fund®

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.74%
Total annual fund operating expenses A	0.74%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 76
3 years	$ 237
5 years	$ 411
10 years	$ 918

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29% of the average value of its portfolio.

Prospectus

Principal Investment Strategies

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2020).
  Using an asset allocation among underlying Fidelity funds as of March 31, 2010, of approximately:

Effective October 1, 2009, Strategic Advisers, Inc. (Strategic Advisers) added commodity and inflation-protected bond Series funds as new underlying funds. Strategic Advisers also added three international equity Series funds as new underlying funds and will increase the fund's target allocation to international equity funds, with a corresponding decrease in the fund's target allocation to domestic equity funds. The fund will move to the new target allocations gradually.

Principal Investment Risks

  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Prospectus

Fund Summary - continued

  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments.

Prospectus

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not necessarily an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
	-3.03%	-9.07%	-13.71%	24.90%	9.55%	7.75%	11.61%	8.54%	-32.12%	28.86%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.63%	June 30, 2009
Lowest Quarter Return	-18.15%	December 31, 2008
Year-to-Date Return	3.43%	March 31, 2010

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Prospectus

Fund Summary - continued

For the periods ended December 31, 2009	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2020 Fund
Return Before Taxes	28.86%	2.69%	1.74%
Return After Taxes on Distributions	27.66%	1.56%	0.61%
Return After Taxes on Distributions and Sale of Fund Shares	18.94%	1.91%	0.99%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	26.46%	0.42%	-0.95%
Fidelity Freedom 2020 Composite Index (reflects no deduction for fees or expenses)	23.95%	2.90%	2.05%

Investment Adviser

Strategic Advisers, an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Christopher Sharpe (co-manager) has managed the fund since September 2007.

Jonathan Shelon (co-manager) has managed the fund since March 2005.

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share of the fund is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Prospectus

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including a retirement plan sponsor, administrator, or service-provider (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund:
Fidelity Freedom 2025 Fund®

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.76%
Total annual fund operating expenses A	0.76%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 78
3 years	$ 243
5 years	$ 422
10 years	$ 942

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 26% of the average value of its portfolio.

Prospectus

Fund Summary - continued

Principal Investment Strategies

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2025).
  Using an asset allocation among underlying Fidelity funds as of March 31, 2010, of approximately:

Effective October 1, 2009, Strategic Advisers, Inc. (Strategic Advisers) added commodity and inflation-protected bond Series funds as new underlying funds. Strategic Advisers also added three international equity Series funds as new underlying funds and will increase the fund's target allocation to international equity funds, with a corresponding decrease in the fund's target allocation to domestic equity funds. The fund will move to the new target allocations gradually.

Principal Investment Risks

  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Prospectus

  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments.

Prospectus

Fund Summary - continued

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not necessarily an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2004	2005	2006	2007	2008	2009
	9.91%	8.19%	11.84%	8.64%	-33.66%	30.03%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	16.29%	June 30, 2009
Lowest Quarter Return	-19.17%	December 31, 2008
Year-to-Date Return	3.66%	March 31, 2010

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Prospectus

For the periods ended December 31, 2009	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom 2025 Fund
Return Before Taxes	30.03%	2.55%	4.37%
Return After Taxes on Distributions	28.92%	1.57%	3.49%
Return After Taxes on Distributions and Sale of Fund Shares	19.72%	1.85%	3.46%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	26.46%	0.42%	2.91%
Fidelity Freedom 2025 Composite Index (reflects no deduction for fees or expenses)	25.52%	2.86%	5.06%

A From November 6, 2003.

Investment Adviser

Strategic Advisers, an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Christopher Sharpe (co-manager) has managed the fund since September 2007.

Jonathan Shelon (co-manager) has managed the fund since March 2005.

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share of the fund is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Prospectus

Fund Summary - continued

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including a retirement plan sponsor, administrator, or service-provider (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund:
Fidelity Freedom 2030 Fund®

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.79%
Total annual fund operating expenses A	0.79%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 81
3 years	$ 252
5 years	$ 439
10 years	$ 978

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29% of the average value of its portfolio.

Prospectus

Principal Investment Strategies

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2030).
  Using an asset allocation among underlying Fidelity funds as of March 31, 2010, of approximately:

Effective October 1, 2009, Strategic Advisers, Inc. (Strategic Advisers) added commodity and inflation-protected bond Series funds as new underlying funds. Strategic Advisers also added three international equity Series funds as new underlying funds and will increase the fund's target allocation to international equity funds, with a corresponding decrease in the fund's target allocation to domestic equity funds. The fund will move to the new target allocations gradually.

Principal Investment Risks

  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Prospectus

Fund Summary - continued

  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments.

Prospectus

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not necessarily an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
	-5.07%	-11.69%	-17.31%	28.42%	10.45%	8.82%	12.90%	9.27%	-36.93%	30.57%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	17.41%	June 30, 2009
Lowest Quarter Return	-21.05%	December 31, 2008
Year-to-Date Return	3.87%	March 31, 2010

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Prospectus

Fund Summary - continued

For the periods ended December 31, 2009	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2030 Fund
Return Before Taxes	30.57%	2.03%	0.84%
Return After Taxes on Distributions	29.55%	1.06%	-0.10%
Return After Taxes on Distributions and Sale of Fund Shares	20.10%	1.49%	0.36%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	26.46%	0.42%	-0.95%
Fidelity Freedom 2030 Composite Index (reflects no deduction for fees or expenses)	27.49%	2.28%	1.23%

Investment Adviser

Strategic Advisers, an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Christopher Sharpe (co-manager) has managed the fund since September 2007.

Jonathan Shelon (co-manager) has managed the fund since March 2005.

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share of the fund is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Prospectus

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including a retirement plan sponsor, administrator, or service-provider (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund:
Fidelity Freedom 2035 Fund®

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.81%
Total annual fund operating expenses A	0.81%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 83
3 years	$ 259
5 years	$ 450
10 years	$ 1,002

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.

Prospectus

Fund Summary - continued

Principal Investment Strategies

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2035.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2035).
  Using an asset allocation among underlying Fidelity funds as of March 31, 2010, of approximately:

Effective October 1, 2009, Strategic Advisers, Inc. (Strategic Advisers) added commodity and inflation-protected bond Series funds as new underlying funds. Strategic Advisers also added three international equity Series funds as new underlying funds and will increase the fund's target allocation to international equity funds, with a corresponding decrease in the fund's target allocation to domestic equity funds. The fund will move to the new target allocations gradually.

Principal Investment Risks

  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Prospectus

  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Prospectus

Fund Summary - continued

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not necessarily an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2004	2005	2006	2007	2008	2009
	10.90%	9.04%	12.94%	9.27%	-37.76%	31.26%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	17.75%	June 30, 2009
Lowest Quarter Return	-21.65%	December 31, 2008
Year-to-Date Return	3.90%	March 31, 2010

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Prospectus

For the periods ended December 31, 2009	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom 2035 Fund
Return Before Taxes	31.26%	1.91%	4.06%
Return After Taxes on Distributions	30.30%	1.05%	3.28%
Return After Taxes on Distributions and Sale of Fund Shares	20.57%	1.42%	3.30%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	26.46%	0.42%	2.91%
Fidelity Freedom 2035 Composite Index (reflects no deduction for fees or expenses)	28.46%	2.27%	4.81%

A From November 6, 2003.

Investment Adviser

Strategic Advisers, an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Christopher Sharpe (co-manager) has managed the fund since September 2007.

Jonathan Shelon (co-manager) has managed the fund since March 2005.

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share of the fund is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Prospectus

Fund Summary - continued

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including a retirement plan sponsor, administrator, or service-provider (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund:
Fidelity Freedom 2040 Fund®

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.81%
Total annual fund operating expenses A	0.81%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 83
3 years	$ 259
5 years	$ 450
10 years	$ 1,002

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 27% of the average value of its portfolio.

Prospectus

Principal Investment Strategies

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2040.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2040).
  Using an asset allocation among underlying Fidelity funds as of March 31, 2010, of approximately:

Effective October 1, 2009, Strategic Advisers, Inc. (Strategic Advisers) added commodity and inflation-protected bond Series funds as new underlying funds. Strategic Advisers also added three international equity Series funds as new underlying funds and will increase the fund's target allocation to international equity funds, with a corresponding decrease in the fund's target allocation to domestic equity funds. The fund will move to the new target allocations gradually.

Principal Investment Risks

  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Prospectus

Fund Summary - continued

  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Prospectus

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not necessarily an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2001	2002	2003	2004	2005	2006	2007	2008	2009
	-13.50%	-19.66%	31.16%	11.32%	9.06%	13.49%	9.31%	-38.80%	31.65%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	18.26%	June 30, 2009
Lowest Quarter Return	-22.43%	December 31, 2008
Year-to-Date Return	4.05%	March 31, 2010

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Prospectus

Fund Summary - continued

For the periods ended December 31, 2009	Past 1 year	Past 5 years	Life of fund
Fidelity Freedom 2040 Fund
Return Before Taxes	31.65%	1.74%	-0.28%A
Return After Taxes on Distributions	30.67%	0.79%	-1.02%A
Return After Taxes on Distributions and Sale of Fund Shares	20.82%	1.29%	-0.47%A
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	26.46%	0.42%	-1.27%A
Fidelity Freedom 2040 Composite Index (reflects no deduction for fees or expenses)	29.74%	2.15%	1.16%B

A From September 6, 2000.

B From September 30, 2000 (the first date following the fund's commencement for which the life of the fund return for all components of the composite index is available).

Investment Adviser

Strategic Advisers, an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Christopher Sharpe (co-manager) has managed the fund since September 2007.

Jonathan Shelon (co-manager) has managed the fund since March 2005.

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share of the fund is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Prospectus

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including a retirement plan sponsor, administrator, or service-provider (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund:
Fidelity Freedom 2045 Fund®

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.82%
Total annual fund operating expenses A	0.82%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 84
3 years	$ 262
5 years	$ 455
10 years	$ 1,014

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 24% of the average value of its portfolio.

Prospectus

Fund Summary - continued

Principal Investment Strategies

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2045.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2045).
  Using an asset allocation among underlying Fidelity funds as of March 31, 2010, of approximately:

Effective October 1, 2009, Strategic Advisers, Inc. (Strategic Advisers) added commodity and inflation-protected bond Series funds as new underlying funds. Strategic Advisers also added three international equity Series funds as new underlying funds and will increase the fund's target allocation to international equity funds, with a corresponding decrease in the fund's target allocation to domestic equity funds. The fund will move to the new target allocations gradually.

Principal Investment Risks

  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Prospectus

  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Prospectus

Fund Summary - continued

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not necessarily an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2007	2008	2009
	9.50%	-39.15%	32.04%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	18.46%	June 30, 2009
Lowest Quarter Return	-22.52%	December 31, 2008
Year-to-Date Return	4.01%	March 31, 2010

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Prospectus

For the periods ended December 31, 2009	Past 1 year	Life of fundA
Fidelity Freedom 2045 Fund
Return Before Taxes	32.04%	-1.16%
Return After Taxes on Distributions	31.14%	-1.91%
Return After Taxes on Distributions and Sale of Fund Shares	21.07%	-1.19%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	26.46%	-1.79%
Fidelity Freedom 2045 Composite Index (reflects no deduction for fees or expenses)	30.13%	-0.31%

A From June 1, 2006.

Investment Adviser

Strategic Advisers, an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Christopher Sharpe (co-manager) has managed the fund since September 2007.

Jonathan Shelon (co-manager) has managed the fund since June 2006.

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share of the fund is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Prospectus

Fund Summary - continued

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including a retirement plan sponsor, administrator, or service-provider (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund:
Fidelity Freedom 2050 Fund®

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.84%
Total annual fund operating expenses A	0.84%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 86
3 years	$ 268
5 years	$ 466
10 years	$ 1,037

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 23% of the average value of its portfolio.

Prospectus

Fund Summary - continued

Principal Investment Strategies

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2050.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2050).
  Using an asset allocation among underlying Fidelity funds as of March 31, 2010, of approximately:

Effective October 1, 2009, Strategic Advisers, Inc. (Strategic Advisers) added commodity and inflation-protected bond Series funds as new underlying funds. Strategic Advisers also added three international equity Series funds as new underlying funds and will increase the fund's target allocation to international equity funds, with a corresponding decrease in the fund's target allocation to domestic equity funds. The fund will move to the new target allocations gradually.

Principal Investment Risks

  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Prospectus

  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Prospectus

Fund Summary - continued

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not necessarily an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2007	2008	2009
	9.77%	-40.61%	32.47%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	19.11%	June 30, 2009
Lowest Quarter Return	-23.40%	December 31, 2008
Year-to-Date Return	4.07%	March 31, 2010

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Prospectus

For the periods ended December 31, 2009	Past 1 year	Life of fundA
Fidelity Freedom 2050 Fund
Return Before Taxes	32.47%	-1.67%
Return After Taxes on Distributions	31.62%	-2.36%
Return After Taxes on Distributions and Sale of Fund Shares	21.37%	-1.58%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	26.46%	-1.79%
Fidelity Freedom 2050 Composite Index (reflects no deduction for fees or expenses)	31.34%	-0.70%

A From June 1, 2006.

Investment Adviser

Strategic Advisers, an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Christopher Sharpe (co-manager) has managed the fund since September 2007.

Jonathan Shelon (co-manager) has managed the fund since June 2006.

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share of the fund is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Prospectus

Fund Summary - continued

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including a retirement plan sponsor, administrator, or service-provider (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Basics

Investment Details

Investment Objective

Fidelity Freedom Income Fund seeks high current income and, as a secondary objective, capital appreciation.

Each of Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, and Fidelity Freedom 2050 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies

Strategic Advisers invests each Fidelity FreedomSM Fund's assets in a combination of Fidelity funds: domestic equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity funds). The Fidelity Freedom Funds® differ primarily due to their asset allocations among these fund types. Because each Fidelity Freedom Fund allocates its assets among the underlying Fidelity funds based on fund types rather than on the actual holdings of the underlying Fidelity funds, each Fidelity Freedom Fund may have greater exposure to an asset class to the extent that an underlying Fidelity fund holds securities of more than one asset class. The target asset allocation strategy for each Fidelity Freedom Fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative.

Strategic Advisers allocates the assets of each Fidelity Freedom Fund with a target retirement date (Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, and Fidelity Freedom 2050 Fund) among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative over time. Each fund's name refers to the approximate retirement year of the investors for whom the fund's asset allocation strategy is designed. For example, Fidelity Freedom 2050 Fund, which is designed for investors planning to retire around the year 2050, has a relatively aggressive target asset allocation, with a substantial portion of its assets invested in domestic equity funds and international equity funds and a modest portion of its assets invested in bond funds. By contrast, Fidelity Freedom 2000 Fund, which has reached its target retirement year, has a conservative target asset allocation, with less than half of its assets invested in domestic equity funds and international equity funds and the majority of its assets invested in bond funds and short-term funds.

Fidelity Freedom Income Fund is designed for investors in their retirement years. Strategic Advisers allocates the fund's assets according to a stable target asset allocation that emphasizes bond funds and short-term funds but also includes a small amount of domestic equity funds and international equity funds.

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Fund Basics - continued

The following table contains guidelines designed to help investors select an appropriate Fidelity Freedom Fund. The guidelines are based on the year in which the investor anticipates his or her retirement to begin and assume a retirement age of 65 and that the investor will withdraw the value of his or her account in the fund gradually after retirement.

Retirement Year	Fund
Retired before 1998	Fidelity Freedom Income Fund
1998 - 2002	Fidelity Freedom 2000 Fund
2003 - 2007	Fidelity Freedom 2005 Fund
2008 - 2012	Fidelity Freedom 2010 Fund
2013 - 2017	Fidelity Freedom 2015 Fund
2018 - 2022	Fidelity Freedom 2020 Fund
2023 - 2027	Fidelity Freedom 2025 Fund
2028 - 2032	Fidelity Freedom 2030 Fund
2033 - 2037	Fidelity Freedom 2035 Fund
2038 - 2042	Fidelity Freedom 2040 Fund
2043 - 2047	Fidelity Freedom 2045 Fund
2048 - 2052	Fidelity Freedom 2050 Fund

Prospectus

The following table lists the underlying Fidelity funds in which each Fidelity Freedom Fund currently may invest and each Fidelity Freedom Fund's approximate asset allocation to each underlying Fidelity fund as of March 31, 2010. Strategic Advisers may change these percentages over time.

Fund Categories	Fidelity Freedom Income Fund	Fidelity Freedom 2000 Fund	Fidelity Freedom 2005 Fund	Fidelity Freedom 2010 Fund	Fidelity Freedom 2015 Fund	Fidelity Freedom 2020 Fund	Fidelity Freedom 2025 Fund	Fidelity Freedom 2030 Fund	Fidelity Freedom 2035 Fund	Fidelity Freedom 2040 Fund	Fidelity Freedom 2045 Fund	Fidelity Freedom 2050 Fund
DOMESTIC EQUITY FUNDS Domestic Equity Funds
Fidelity® Blue Chip Growth Fund	0.9%	1.0%	1.8%	1.9%	1.9%	2.4%	2.6%	2.9%	3.1%	3.1%	3.2%	3.3%
Fidelity Disciplined Equity Fund	3.1%	3.4%	6.1%	6.7%	6.9%	8.3%	9.3%	10.1%	10.9%	11.1%	11.2%	11.5%
Fidelity Equity-Income Fund	1.7%	1.9%	3.4%	3.7%	3.8%	4.6%	5.2%	5.7%	6.1%	6.1%	6.2%	6.3%
Fidelity Growth Company Fund	2.7%	2.9%	5.2%	5.6%	5.8%	7.1%	7.9%	8.6%	9.2%	9.4%	9.5%	9.7%
Fidelity Series 100 Index Fund	2.1%	2.3%	4.1%	4.5%	4.6%	5.6%	6.2%	6.8%	7.3%	7.4%	7.5%	7.7%
Fidelity Series All-Sector Equity Fund	2.9%	3.1%	5.5%	6.0%	6.2%	7.5%	8.4%	9.1%	9.9%	10.0%	10.2%	10.5%
Fidelity Series Large Cap Value Fund	3.1%	3.3%	5.9%	6.4%	6.7%	8.1%	9.0%	9.8%	10.6%	10.7%	10.8%	11.2%
Fidelity Series Small Cap Opportunities Fund	0.5%	0.6%	1.0%	1.1%	1.1%	1.4%	1.5%	1.7%	1.8%	1.8%	1.8%	1.9%
Fidelity Small Cap Growth Fund	0.3%	0.3%	0.6%	0.7%	0.7%	0.8%	0.9%	1.0%	1.1%	1.1%	1.1%	1.1%
Fidelity Small Cap Value Fund	0.3%	0.3%	0.6%	0.6%	0.7%	0.8%	0.9%	1.0%	1.0%	1.1%	1.1%	1.1%
Commodity Fund
Fidelity Series Commodity Strategy Fund	0.7%	0.8%	1.6%	1.9%	2.1%	2.5%	2.9%	3.4%	3.5%	3.5%	3.6%	3.8%
INTERNATIONAL EQUITY FUNDS Developed International Equity Funds
Fidelity Diversified International Fund	0.5%	0.6%	2.9%	3.5%	3.7%	4.4%	4.8%	5.2%	5.6%	5.7%	5.9%	6.8%
Fidelity Europe Fund	0.0%	0.0%	1.1%	1.4%	1.4%	1.7%	1.8%	2.0%	2.0%	2.1%	1.9%	2.3%
Fidelity Japan Fund	0.0%	0.0%	0.4%	0.5%	0.5%	0.6%	0.7%	0.8%	0.8%	0.8%	0.7%	0.9%
Fidelity Overseas Fund	0.5%	0.6%	2.7%	3.4%	3.5%	4.2%	4.7%	5.0%	5.5%	5.6%	5.7%	6.5%
Fidelity Series International Growth Fund	0.2%	0.2%	0.4%	0.5%	0.6%	0.8%	1.0%	1.1%	1.2%	1.2%	1.3%	1.2%
Fidelity Series International Small Cap Fund	0.1%	0.1%	0.1%	0.1%	0.1%	0.2%	0.2%	0.2%	0.2%	0.2%	0.3%	0.2%
Fidelity Series International Value Fund	0.2%	0.2%	0.4%	0.5%	0.6%	0.7%	0.9%	1.1%	1.2%	1.2%	1.3%	1.2%
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	0.2%	0.2%	0.9%	1.0%	1.1%	1.3%	1.5%	1.7%	1.9%	1.9%	1.9%	2.1%
Fidelity Southeast Asia Fund	0.0%	0.0%	0.1%	0.2%	0.2%	0.2%	0.2%	0.3%	0.2%	0.2%	0.2%	0.3%
BOND FUNDS Investment-Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	22.3%	21.3%	20.4%	22.4%	21.8%	17.6%	14.8%	10.9%	6.9%	5.0%	3.4%	0.3%
Fidelity Strategic Real Return Fund	6.7%	6.5%	6.3%	6.7%	6.2%	5.0%	4.0%	2.5%	1.7%	1.1%	0.8%	0.0%
Fidelity Total Bond Fund	2.0%	1.9%	1.8%	2.1%	2.1%	1.8%	1.5%	1.1%	0.8%	0.6%	0.4%	0.1%
High Yield Bond Funds
Fidelity Capital & Income Fund	2.6%	2.6%	2.6%	2.6%	2.7%	3.8%	3.9%	4.0%	3.8%	4.6%	5.1%	5.0%
Fidelity High Income Fund	2.6%	2.6%	2.5%	2.6%	2.7%	3.6%	3.7%	3.8%	3.7%	4.5%	4.9%	5.0%
Inflation-Protected Bond Fund
Fidelity Series Inflation-Protected Bond Index Fund	4.4%	4.1%	3.6%	3.4%	3.5%	2.5%	1.5%	0.2%	0.0%	0.0%	0.0%	0.0%
SHORT-TERM FUNDS
Fidelity Short-Term Bond Fund	19.8%	19.6%	9.0%	5.0%	4.4%	1.3%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Money Market Portfolio	19.6%	19.6%	9.0%	5.0%	4.4%	1.2%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

The following chart illustrates each Fidelity Freedom Fund's approximate asset allocation among domestic equity funds, international equity funds, bond funds, and short-term funds as of March 31, 2010. The chart also illustrates how these allocations may change over time. The Fidelity Freedom Funds' target asset allocations may differ from this illustration.

When the target asset allocation of a Fidelity Freedom Fund with a target retirement date matches Fidelity Freedom Income Fund's target asset allocation (approximately 10 to 15 years after the fund's retirement date), the Board of Trustees may combine the fund with Fidelity Freedom Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom Income Fund.

Prospectus

Strategic Advisers intends to manage each Fidelity Freedom Fund according to its target asset allocation strategy, and does not intend to trade actively among underlying Fidelity funds or intend to attempt to capture short-term market opportunities. However, Strategic Advisers may modify the target asset allocation strategy for any Fidelity Freedom Fund and modify the selection of underlying Fidelity funds for any Fidelity Freedom Fund from time to time. Each Fidelity Freedom Fund is expected to cease its investment in certain underlying funds over time, including Fidelity Europe Fund, Fidelity Japan Fund, and Fidelity Southeast Asia Fund.

Description of Underlying Fidelity Funds

Each Fidelity Freedom Fund will purchase Institutional Class shares of Money Market Portfolio.

Although the underlying Fidelity funds are categorized generally as domestic equity, international equity, bond (investment-grade or high yield), and short-term funds, many of the underlying Fidelity funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

Domestic Equity Funds

Fidelity® Blue Chip Growth Fund seeks growth of capital over the long term.

FMR normally invests the fund's assets primarily in common stocks of well-known and established companies.

FMR normally invests at least 80% of the fund's assets in blue chip companies. Blue chip companies include companies whose stock is included in the S&P 500® Index or the Dow Jones Industrial AverageSM (DJIASM), and companies with market capitalizations of at least $1 billion if not included in either index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment.

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

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Fund Basics - continued

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Disciplined Equity Fund seeks capital growth.

FMR normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in common stocks.

FMR seeks to reduce the impact of industry weightings on the performance of the fund relative to the S&P 500 Index.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR uses a disciplined approach that involves both quantitative and fundamental analysis. Quantitative analysis refers to programmatic models that analyze such factors as growth potential, valuation, liquidity, and investment risk based on data inputs. Fundamental analysis involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Equity-Income Fund seeks reasonable income. In pursuing this objective, the fund will also consider the potential for capital appreciation. The fund seeks a yield for its shareholders that exceeds the yield on the securities comprising the S&P 500 Index.

FMR normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR's emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

Prospectus

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Growth Company Fund seeks capital appreciation.

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average P/E or P/B ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Series 100 Index Fund seeks to provide investment results that correspond to the total return of stocks of large capitalization United States companies.

Geode Capital Management, LLC (Geode®) normally invests at least 80% of the fund's assets in common stocks included in the S&P 100® Index. The S&P 100 Index, a subset of the S&P 500 Index, is composed of 100 leading U.S. stocks with exchange-listed options. The stocks in the S&P 100 Index are generally among the largest and most established companies in the S&P 500 Index, sometimes referred to as mega cap stocks.

Prospectus

Fund Basics - continued

The fund may not always hold all of the same securities as the S&P 100 Index. Geode may use statistical sampling techniques to attempt to replicate the returns of the S&P 100 Index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, P/E ratio, P/B ratio, and earnings growth.

The fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flows into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance.

In addition to the principal investment strategies discussed above, the fund may lend securities to broker-dealers or other institutions to earn income.

Geode may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If Geode's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Series All-Sector Equity Fund seeks capital appreciation.

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in equity securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR allocates the fund's assets across different market sectors, using different Fidelity managers to handle investments within each sector. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities.

FMR expects the fund's sector allocations will approximate the sector weightings of the S&P 500 Index. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the fund to be driven primarily by the security selections of the managers of each sector.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

Prospectus

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Series Large Cap Value Fund seeks long-term growth of capital.

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies with large market capitalizations. Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, FMR generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Index or the S&P 500 Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

FMR invests in companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. Companies with these characteristics tend to have lower than average P/B, price/sales (P/S), or P/E ratios. The stocks of these companies are often called "value" stocks.

FMR uses the Russell 1000 Value Index as a guide in structuring the fund and selecting its investments. FMR considers the fund's security, industry, and market capitalization weightings relative to the index.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR uses a disciplined approach that involves both quantitative and fundamental analysis. Quantitative analysis refers to programmatic models that analyze such factors as growth potential, valuation, liquidity, and investment risk based on data inputs. Fundamental analysis involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Fund Basics - continued

Fidelity Series Small Cap Opportunities Fund seeks capital appreciation.

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, FMR generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Index or the S&P SmallCap 600® Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR allocates the fund's assets across different market sectors, using different Fidelity managers to handle investments within each sector. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities.

FMR expects the fund's sector allocations will approximate the sector weightings of the Russell 2000 Index. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the fund to be driven primarily by the security selections of the managers of each sector.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Small Cap Growth Fund seeks capital appreciation.

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, FMR generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Index or the S&P SmallCap 600 Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

Prospectus

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average P/E or P/B ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Small Cap Value Fund seeks capital appreciation.

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, FMR generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Index or the S&P SmallCap 600 Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

FMR invests in securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. FMR considers traditional and other measures of value such as P/B ratio, P/S ratio, P/E ratio, earnings relative to enterprise value (the total value of a company's outstanding equity and debt), and the discounted value of a company's projected future free cash flows. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; and companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term.

Prospectus

Fund Basics - continued

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Commodity Fund

Fidelity Series Commodity Strategy Fund seeks to provide investment returns that correspond to the performance of the commodities market.

Geode normally expects to invest the fund's assets in commodity-linked notes, other commodity-linked derivative instruments, short-term investment-grade debt securities, cash, and cash equivalents. Commodities are assets that have physical properties, such as oil and other energy products, metals, and agricultural products. Commodity-linked derivative instruments include commodity-linked notes; total return swaps, options, or forward contracts based on the value of commodities or commodities indices; and commodity futures. The fund intends to provide exposure to the commodities market but will not be managed to take delivery of physical commodities. The fund may divest of commodity-linked derivative instruments to avoid delivery.

The fund seeks to track the performance of an index chosen by Geode to represent the commodities market, as well as short-term investment-grade debt securities. As of the fund's inception, Geode was using the Dow Jones-UBS Commodity Index Total ReturnSM to represent the commodities market.

Geode may invest up to 25% of the fund's assets in a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands (the Subsidiary). The Subsidiary is managed by the same investment adviser as the fund. The Subsidiary is expected to invest directly in commodity-linked derivative instruments, in particular total return swaps, options, or forward contracts based on the value of commodities or commodities indices, and commodity futures. The Subsidiary will not be managed to take delivery of physical commodities, and may divest of certain commodity-linked derivative instruments (namely commodity futures) to avoid delivery.

Prospectus

Geode may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, Geode may invest a significant percentage of the fund's assets in a single issuer.

In addition to the principal investment strategies discussed above, the fund may also lend securities to broker-dealers or other institutions to earn income. When Geode believes that suitable commodity-linked derivative instruments are not available, or during other unusual market conditions, Geode may leave all or a significant portion of the fund's assets invested in cash, cash equivalents, or short-term investment-grade debt securities. If Geode's strategies do not work as intended, the fund may not achieve its objective.

Developed International Equity Funds

Fidelity Diversified International Fund seeks capital growth.

FMR normally invests the fund's assets primarily in non-U.S. securities. FMR normally invests the fund's assets primarily in common stocks.

FMR normally allocates the fund's investments across different countries and regions.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Europe Fund seeks growth of capital over the long term.

FMR normally invests at least 80% of the fund's assets in securities of European issuers and other investments that are tied economically to Europe. Europe includes all member countries of the European Union, Norway, Switzerland, and certain European countries with low- to middle-income economies as classified by the World Bank. FMR normally invests the fund's assets primarily in common stocks.

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Fund Basics - continued

FMR normally allocates the fund's investments across different European countries.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Japan Fund seeks long-term growth of capital.

FMR normally invests at least 80% of the fund's assets in securities of Japanese issuers and other investments that are tied economically to Japan. FMR normally invests the fund's assets primarily in common stocks.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Overseas Fund seeks long-term growth of capital.

FMR normally invests at least 80% of the fund's assets in non-U.S. securities. FMR normally invests the fund's assets primarily in common stocks.

FMR normally allocates the fund's investments across different countries and regions.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Fidelity Series International Growth Fund seeks capital appreciation.

FMR normally invests the fund's assets primarily in non-U.S. securities, including securities of issuers located in emerging markets. FMR normally invests the fund's assets primarily in common stocks. FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average P/E or P/B ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR normally allocates the fund's investments across different countries and regions.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Series International Small Cap Fund seeks capital appreciation.

FMR normally invests the fund's assets primarily in non-U.S. securities, including securities of issuers located in emerging markets.

FMR normally invests at least 80% of the fund's assets in securities of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, FMR generally defines small market capitalization companies as those with market capitalizations of $5 billion or less. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. FMR normally invests the fund's assets primarily in common stocks.

FMR normally allocates the fund's investments across different countries and regions.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

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Fund Basics - continued

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Series International Value Fund seeks capital appreciation.

FMR normally invests the fund's assets primarily in non-U.S. securities, including securities of issuers located in emerging markets. FMR normally invests the fund's assets primarily in common stocks.

FMR invests in securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. FMR considers traditional and other measures of value such as P/B ratio, P/S ratio, P/E ratio, earnings relative to enterprise value (the total value of a company's outstanding equity and debt), and the discounted value of a company's projected future free cash flows. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; and companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term.

FMR normally allocates the fund's investments across different countries and regions.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Southeast Asia Fund seeks capital appreciation.

Prospectus

FMR normally invests at least 80% of the fund's assets in securities of Southeast Asian issuers and other investments that are tied economically to Southeast Asia. Southeast Asia includes Hong Kong, Indonesia, South Korea, Malaysia, the Philippines, the People's Republic of China, Singapore, Taiwan, and Thailand. FMR normally invests the fund's assets primarily in common stocks.

FMR normally allocates the fund's investments across different Southeast Asian countries.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Emerging Markets Equity Fund

Fidelity Series Emerging Markets Fund seeks capital appreciation.

FMR normally invests at least 80% of the fund's assets in securities of issuers in emerging markets and other investments that are tied economically to emerging markets. Emerging markets include countries that have an emerging stock market as defined by Standard & Poor's® (S&P®), countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics. For example, countries in the MSCI® Emerging Markets (EM) Index and Hong Kong are considered to be emerging. Emerging markets tend to have relatively low gross national product per capita compared to the world's major economies and may have the potential for rapid economic growth. FMR normally invests the fund's assets primarily in common stocks.

FMR normally allocates the fund's investments across different emerging market countries.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

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Investment-Grade Bond Funds

Fidelity Series Investment Grade Bond Fund seeks a high level of current income.

FMR normally invests at least 80% of the fund's assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.

FMR uses the Barclays Capital U.S. Aggregate Bond Index as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index.

FMR considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, FMR considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

FMR allocates the fund's assets among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on its view of the relative value of each sector or maturity.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument or components of the index underlying the derivative, and forward-settling securities. FMR may invest a significant portion of the fund's assets in these types of investments.

FMR may also invest up to 10% of the fund's assets in lower-quality debt securities.

To earn additional income for the fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases transaction costs and may increase taxable gains.

FMR uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles managed by FMR affiliates that are designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities: corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

Prospectus

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Strategic Real Return Fund seeks real return consistent with reasonable investment risk.

FMR defines real return as total return reduced by the expected impact of inflation. In seeking real return, FMR expects to allocate the fund's assets among four general investment categories: inflation-protected debt securities, floating rate loans, commodity-linked notes and related investments, and REITs and other real estate related investments.

The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 30% inflation-protected debt securities, 25% floating rate loans, 25% commodity-linked notes and related investments, and 20% REITs and other real estate related investments. FMR regularly reviews the fund's allocation and makes changes gradually over time to favor investments that it believes provide the most favorable outlook for achieving the fund's objective. By allocating investments across different types of securities, FMR attempts to moderate the significant risks of each category through diversification.

The floating rate loan category includes floating rate loans, many of which are lower quality, and other floating rate securities such as money market securities, repurchase agreements, and shares of money market and short-term bond funds. The inflation-protected debt category includes U.S. dollar-denominated inflation-protected debt securities such as those issued by the U.S. Treasury, inflation-protected debt securities issued by other U.S. Government agencies and instrumentalities and other entities such as corporations and foreign governments, mortgage and other debt securities, swaps, and futures. The commodity-linked notes and related investments category includes notes and other commodity-linked investments that seek to track all or part of the performance of an index chosen by FMR to represent the commodities market, as well as short-term investment-grade debt securities. As of September 30, 2009, FMR was using the Dow Jones-UBS Commodity Index Total Return to represent the commodities market. The REIT and other real estate related investments category includes common and preferred stocks of REITs that either own properties or make construction or mortgage loans, mortgage securities, and other debt and equity securities of real estate developers, companies with substantial real estate holdings, and other companies whose products and services are related to the real estate industry.

FMR may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument or components of the index underlying the derivative, and forward-settling securities. FMR may invest a significant portion of the fund's assets in these types of investments.

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In buying and selling debt securities for the fund, FMR generally analyzes a security's structural features and current price compared to its long-term value. In selecting foreign securities, FMR's analysis also considers the credit, currency, and economic risks associated with the security and the country of its issuer. FMR may also consider an issuer's potential for success in light of its current financial condition, its industry position, and economic and market conditions. In buying and selling equity securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

FMR uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles managed by FMR affiliates that are designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities: corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Total Bond Fund seeks a high level of current income.

FMR normally invests at least 80% of the fund's assets in debt securities of all types and repurchase agreements for those securities. FMR allocates the fund's assets across investment-grade, high yield, and emerging market debt securities. FMR may invest up to 20% of the fund's assets in high yield and emerging market debt securities.

FMR uses the Barclays Capital U.S. Universal Bond Index as a guide in structuring the fund and selecting its investments. FMR uses the index as a guide in allocating the fund's assets across the investment-grade, high yield, and emerging market asset classes. FMR manages the fund to have similar overall interest rate risk to the index. As of August 31, 2009, the Barclays Capital U.S. Universal Bond Index was composed of approximately 88% investment-grade, 5% high yield, and 2% non-investment grade emerging market debt securities.

FMR considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, FMR considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

Prospectus

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument or components of the index underlying the derivative, and forward-settling securities. FMR may invest a significant portion of the fund's assets in these types of investments.

FMR allocates the fund's assets among different asset classes using the composition of the index as a guide, and among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on its view of the relative value of each sector or maturity.

In selecting foreign securities, FMR's analysis also considers the credit, currency, and economic risks associated with the security and the country of its issuer. FMR may also consider an issuer's potential for success in light of its current financial condition, its industry position, and economic and market conditions.

To earn additional income for the fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases transaction costs and may increase taxable gains.

FMR uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles managed by FMR affiliates that are designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities: corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Inflation-Protected Bond Fund

Fidelity Series Inflation-Protected Bond Index Fund seeks to provide investment results that correspond to the total return of the inflation-protected sector of the United States Treasury market.

FMR normally invests at least 80% of the fund's assets in inflation-protected debt securities included in the Barclays Capital U.S. 1-10 Year Treasury Inflation Protected Securities (TIPS) Index (Series-L) (the Index). The Index is composed of inflation-protected debt securities issued by the U.S. Treasury with maturities between one and ten years.

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Fund Basics - continued

FMR may use statistical sampling techniques to attempt to replicate the returns of the Index using a smaller number of securities. Statistical sampling techniques attempt to match the investment characteristics of the Index and the fund by taking into account such factors as duration, maturity, interest rate sensitivity, security structure, and credit quality.

FMR may engage in transactions that have a leveraging effect on the fund, including investments in derivatives and forward-settling securities.

The fund may not track the Index perfectly because differences between the Index and the fund's portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flows into and out of the fund, and differences between how and when the fund and the Index are valued can cause differences in performance.

In addition to the principal investment strategies discussed above, FMR may invest the fund's assets in debt securities by investing in other funds.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

High Yield Bond Funds

Fidelity Capital & Income Fund seeks to provide a combination of income and capital growth.

FMR invests the fund's assets in equity and debt securities. FMR has the flexibility to invest the fund's assets in securities of any type or quality, including defaulted securities, but expects to invest the majority of the fund's assets in debt securities and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include a security's structural features and current price compared to its long-term value, and the earnings potential, credit standing, and management of the security's issuer.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in investment-grade debt securities by investing in other funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Fidelity High Income Fund seeks a high level of current income. Growth of capital may also be considered.

FMR normally invests the fund's assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may also invest the fund's assets in non-income producing securities, including defaulted securities and common stocks. FMR currently intends to limit common stocks to 10% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

FMR uses the credit quality distribution of an index representing the overall high yield bond market as a guide in structuring the fund's credit quality composition. FMR generally expects the fund to be less heavily invested in issuers with the lowest credit ratings than the index weighting of such issuers. As of April 30, 2009, FMR used The BofA Merrill Lynch® US High Yield Constrained Index to represent the overall high yield bond market.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include a security's structural features and current price compared to its long-term value, and the earnings potential, credit standing, and management of the security's issuer.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in investment-grade debt securities by investing in other funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Short-Term Funds

Fidelity Short-Term Bond Fund seeks to obtain a high level of current income consistent with preservation of capital.

FMR normally invests at least 80% of the fund's assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.

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FMR uses the Barclays Capital U.S. 1-3 Year Government/Credit Bond Index as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index.

FMR considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, FMR considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

In addition, the fund normally maintains a dollar-weighted average maturity of three years or less. As of August 31, 2009, the fund's dollar-weighted average maturity was approximately 2.0 years and the index's dollar-weighted average maturity was approximately 1.9 years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

FMR allocates the fund's assets among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on its view of the relative value of each sector or maturity.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument or components of the index underlying the derivative, and forward-settling securities. FMR may invest a significant portion of the fund's assets in these types of investments.

To earn additional income for the fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases transaction costs and may increase taxable gains.

FMR uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles managed by FMR affiliates that are designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities: corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

Prospectus

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

FMR invests the fund's assets in the highest-quality U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund. Securities are "highest-quality" if rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR.

FMR will invest more than 25% of the fund's total assets in the financial services industries.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Principal Investment Risks

Many factors affect each Fidelity Freedom Fund's performance. Each Fidelity Freedom Fund's share price and Fidelity Freedom Income Fund's yield change daily based on the performance of the underlying Fidelity funds in which it invests. The ability of each Fidelity Freedom Fund to meet its investment objective is directly related to its target asset allocation among underlying Fidelity funds and the ability of those funds to meet their investment objectives. If Strategic Advisers' asset allocation strategy does not work as intended, a Fidelity Freedom Fund may not achieve its objective. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

The following factors can significantly affect a Fidelity Freedom Fund's performance:

Investing in Other Funds. A fund bears all risks of investment strategies employed by the underlying funds. A fund does not control the investments of underlying funds, which may have different investment objectives and may engage in investment strategies that a fund would not engage in directly. Aggregation of underlying fund holdings may result in indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase volatility.

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations can be dramatic over the short as well as long term, and different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

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Fund Basics - continued

Floating Rate Loan Trading. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline for a period of time. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Interest Rate Changes. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Commodity-linked instruments may react differently from other types of debt securities because the payment at maturity is based on the movement of all or part of the commodities or commodities index.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations, and securities for which an entity located in a foreign country provides credit support or a maturity-shortening structure can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Prospectus

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic, or regulatory developments. Similarly, from time to time, an underlying fund may invest a large portion of its assets in the securities of issuers located in a single country or a limited number of countries. If an underlying fund invests in this manner, there is a higher risk that social, political, economic, tax (such as tax on foreign investments), or regulatory developments in those countries may have a significant impact on the underlying fund's investment performance.

Asia. Asia includes countries in all stages of economic development, from the highly developed economy of Japan to the emerging market economy of China. Most Asian economies are characterized by over-extension of credit, frequent currency fluctuations, devaluations, and restrictions, rising unemployment, rapid fluctuation in, among other things, inflation, reliance on exports, and less efficient markets. Currency devaluations in any one country can have a significant effect on the entire region. Recently, the markets in each Asian country have suffered significant volatility. Furthermore, increased political and social unrest in some Asian countries could cause economic and market uncertainty in the entire region.

Japan. The Japanese economy is characterized by government intervention and protectionism, and an unstable financial services sector. International trade, government support of the financial services sector and other troubled sectors, consistent government policy, natural disasters, and geo-political developments can significantly affect economic growth. A significant portion of Japan's trade is conducted with developing nations, almost all of which are in East and Southeast Asia.

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Fund Basics - continued

Southeast Asia. Most economies in Southeast Asia are generally considered emerging markets and may be intertwined, so they may experience recessions at the same time. Furthermore, many of the Southeast Asian economies are characterized by high inflation, developing financial services sectors, heavy reliance on international trade, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets.

Europe. Europe includes both developed and emerging markets. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Economic and Monetary Union (EMU). European countries can be significantly affected by the tight fiscal and monetary controls that the EMU imposes on its members and with which candidates for EMU membership are required to comply. Unemployment in Europe has historically been higher than in the United States. Eastern European countries generally continue to move toward market economies. However, their markets remain relatively undeveloped and can be particularly sensitive to social, political, and economic developments.

Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or a group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

The commodities industries can be significantly affected by the level and volatility of commodity prices; world events including international monetary and political developments; import controls and worldwide competition; exploration and production spending; and tax and other government regulations and economic conditions.

Companies in the financial services industries are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry, including REITs, can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT, and REITs may not have diversified holdings. Because REITs are pooled investment vehicles that have expenses of their own, the fund will indirectly bear its proportionate share of those expenses.

Prospectus

Subsidiary Risk. The investments held by the Subsidiary are generally similar to those that are permitted to be held by the underlying fund that invests in it and, therefore, the Subsidiary is subject to risks similar to those of such fund, including the risks associated with investing in derivatives and commodity-linked investing in general. Because the Subsidiary is organized under Cayman Islands law and is not registered under the Investment Company Act of 1940 (1940 Act), the Subsidiary is not subject to the investor protections of the 1940 Act. The underlying fund that invests in the Subsidiary relies on a private letter ruling from the Internal Revenue Service with respect to its investment in the Subsidiary. Changes in U.S. or Cayman Islands laws could result in the inability of such fund and/or the Subsidiary to operate as described in this prospectus.

Prepayment. Many types of debt securities, including mortgage securities, inflation-protected debt securities, and floating rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. If the structure of a security fails to function as intended, the security could decline in value. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated.

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Fund Basics - continued

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Inflation-Protected Debt Exposure. Inflation-protected debt securities tend to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

Quantitative Investing. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.

Small Cap Investing. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets, and financial resources.

Commodity-Linked Investing. The performance of commodity-linked notes and related investments may depend on the performance of the overall commodities markets and on other factors that affect the value of commodities, including weather, political, tax, and other regulatory and market developments. Commodity-linked notes may be leveraged. For example, the price of a three-times leveraged note may change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying instruments or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

Prospectus

In response to market, economic, political, or other conditions, Strategic Advisers may temporarily use a different investment strategy for defensive purposes. If Strategic Advisers does so, different factors could affect a Fidelity Freedom Fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The following policies are fundamental, that is, subject to change only by shareholder approval:

Fidelity Freedom Income Fund seeks high current income and, as a secondary objective, capital appreciation.

Each of Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, and Fidelity Freedom 2050 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Valuing Shares

Each fund is open for business each day the NYSE is open.

Each fund's NAV is the value of a single share. Fidelity normally calculates each fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. Each fund's assets normally are valued as of this time for the purpose of computing the fund's NAV.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that a fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

The assets of each Fidelity Freedom Fund consist primarily of shares of the underlying Fidelity funds, which are valued at their respective NAVs. A money market underlying Fidelity fund's assets are valued on the basis of amortized cost. Other underlying Fidelity fund assets are valued primarily on the basis of market quotations, official closing prices, or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security held by an underlying Fidelity fund or if the value of a security held by an underlying Fidelity fund has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities held by an underlying Fidelity fund is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets presents time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing may be used for high yield debt and floating rate loans held by an underlying Fidelity fund, when available pricing information is stale or is determined for other reasons not to accurately reflect fair value. A security's valuation may differ depending on the method used for determining value. Fair valuation of an underlying Fidelity fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While each Fidelity Freedom Fund and each underlying Fidelity fund (other than the money market fund) has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Additional Information about the Purchase and Sale of Shares

General Information

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.

In addition to its mutual fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

You may buy or sell shares of a fund through a Fidelity brokerage account or a Fidelity mutual fund account. If you buy or sell shares of a fund (other than by exchange) through a Fidelity brokerage account, your transactions generally involve your Fidelity brokerage core (a settlement vehicle included as part of your Fidelity brokerage account).

If you do not currently have a Fidelity brokerage account or a Fidelity mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity brokerage account or a Fidelity mutual fund account, please visit Fidelity's web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-544-9797 for the center nearest you).

You may also buy or sell shares of the funds through a retirement account (such as an IRA or an account funded through salary deduction) or an investment professional. Retirement specialists are available at 1-800-544-4774 to answer your questions about Fidelity retirement products. If you buy or sell shares of a fund through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares of the fund and the account features and policies may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may also apply. For example, you may be charged a transaction fee if you buy or sell shares of a fund through a non-Fidelity broker or other investment professional.

You should include the following information with any order to buy, sell, or exchange shares:

  Your name;
  Your account number;
  Name of fund whose shares you want to buy or sell; and
  Dollar amount or number of shares you want to buy or sell.

Certain methods of contacting Fidelity, such as by telephone or electronically, may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted based on criteria established by Fidelity.

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Shareholder Information - continued

Excessive Trading Policy

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of each fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, a fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in FMR's opinion, may be disruptive to the management of that fund or otherwise not be in the fund's interests.

Exceptions

The following transactions are exempt from the funds' excessive trading policy described above: (i) transactions of $1,000 or less, (ii) systematic withdrawal and/or contribution programs, (iii) mandatory retirement distributions, and (iv) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts. In addition, each fund's excessive trading policy does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds. A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the Fidelity funds' excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Fidelity funds' Treasurer.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to a fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by a fund and may increase costs to the fund and disrupt its portfolio management.

Prospectus

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the funds' excessive trading policy (described above), or their own excessive trading policy if approved by FMR. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to such transactions exceeding $5,000. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. FMR will apply these policies through a phased implementation. There is no assurance that FMR will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Qualified Wrap Programs

Each fund will monitor aggregate trading activity of adviser transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by an adviser will lead to fund blocks and the wrap program will lose its qualified status. Adviser transactions will not be matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions will be subject to the funds' excessive trading policy). A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

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Shareholder Information - continued

Other Information about the Excessive Trading Policy

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. Each fund's Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency. A fund reserves the right to modify its policies at any time without prior notice.

Each fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in "Valuing Shares," each fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that each fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

The price to buy one share of each fund is its NAV. Each fund's shares are sold without a sales charge.

Your shares will be bought at the NAV next calculated after your investment is received in proper form.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary.

Provided a fund receives an order to buy shares in proper form before the close of business, the fund may place an order to buy shares of an underlying Fidelity fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

There is no minimum balance or purchase minimum for investments through Portfolio Advisory Services, a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, certain Fidelity retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts or from a Fidelity systematic withdrawal service. In addition, each fund may waive or lower purchase minimums in other circumstances.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when fund shares are priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Prospectus

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share of each fund is its NAV.

Your shares will be sold at the NAV next calculated after your order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary.

Provided a fund receives an order to sell shares in proper form before the close of business, the fund may place an order to sell shares of an underlying Fidelity fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

A signature guarantee is designed to protect you and Fidelity from fraud. If you hold your shares in a Fidelity mutual fund account and submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address;
  When you are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, keep your fund balance above the required minimum to keep your fund position open, except fund positions not subject to balance minimums.

Prospectus

Shareholder Information - continued

  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if Strategic Advisers determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  If you hold your shares in a Fidelity mutual fund account and your redemption check remains uncashed for more than one year, the check may be invested in additional shares of the fund at the NAV next calculated on the day of the investment.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds including each of the underlying Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before exchanging into a fund, read its prospectus.
  The fund you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Prospectus

The funds may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Features and Policies

Features

The following features may be available to buy and sell shares of a fund or to move money to and from your account, depending on whether you are investing through a Fidelity brokerage account or a Fidelity mutual fund account. Please visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

• To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.

• You can use electronic funds transfer to:

- Make periodic (automatic) purchases of Fidelity fund shares or payments to your Fidelity brokerage account.
- Make periodic (automatic) redemptions of Fidelity fund shares or withdrawals from your Fidelity brokerage account.

Wire: electronic money movement through the Federal Reserve wire system • To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.

Automatic Transactions: periodic (automatic) transactions

• To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity brokerage account or Fidelity mutual fund account.

• To make contributions from a Fidelity mutual fund account to a Fidelity mutual fund IRA.

• To sell shares of a Fidelity money market fund and simultaneously to buy shares of another Fidelity fund in a Fidelity mutual fund account.

Policies

The following policies apply to you as a shareholder.

Combination with Fidelity Freedom Income Fund. Each Fidelity Freedom Fund with a target retirement date may be combined with Fidelity Freedom Income Fund, without a vote of shareholders, if the funds' Board of Trustees determines at the time of the proposed combination that combining the funds is in the best interests of the funds and their shareholders. Prior to a combination, Fidelity will notify shareholders of a Fidelity Freedom Fund with a target retirement date of the combination and any tax consequences.

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Shareholder Information - continued

Statements that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your fund balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in a household holds shares of a fund. Call Fidelity at 1-800-544-8544 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact Fidelity in writing at P.O. Box 770001, Cincinnati, Ohio 45277-0002.

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Fidelity may deduct a small balance maintenance fee of $12.00 from a fund balance with a value of less than $2,000 in shares. It is expected that fund balances will be valued after November 1 but prior to December 31 of each calendar year. Fund positions opened after September 30 will not be subject to the fee for that calendar year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller fund positions. This fee will not be deducted from fund positions opened after January 1 of that calendar year if those positions use regular investment plans.

If your fund balance falls below $2,000 worth of shares ($500 for fund balances in Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts) for any reason, including solely due to declines in NAV, and you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you after providing you with at least 30 days' notice to reestablish the minimum balance. Your shares will be sold at the NAV on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Prospectus

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each Fidelity Freedom Fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each Fidelity Freedom Fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each Fidelity Freedom Fund with a target retirement date normally pays dividends and capital gain distributions in May and December.

Fidelity Freedom Income Fund normally pays dividends monthly and pays capital gain distributions in May and December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for shares of each fund:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional shares of the fund. Your dividends will be paid in cash.

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Your dividends will be automatically invested in shares of another identically registered Fidelity fund. Your capital gain distributions will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.

If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Prospectus

Shareholder Information - continued

If your dividend check(s) remains uncashed for more than six months, your check(s) may be invested in additional shares of the fund at the NAV next calculated on the day of the investment.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of each fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Strategic Advisers is each Fidelity Freedom Fund's investment manager. The address of Strategic Advisers and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

FMR, an affiliate of Strategic Advisers, is each underlying Fidelity fund's manager.

As of December 31, 2009, Strategic Advisers had approximately $191.9 billion in discretionary assets under management.

As of December 31, 2009, FMR had approximately $1.3 billion in discretionary assets under management.

As the manager, Strategic Advisers administers the asset allocation program for each Fidelity Freedom Fund.

As the manager for the underlying Fidelity funds, FMR is responsible for choosing each fund's investments and handling its business affairs. FMR is also responsible for handling the business affairs for each Fidelity Freedom Fund.

Christopher Sharpe is co-manager of each Fidelity Freedom Fund, which he has managed since September 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 2002, Mr. Sharpe has worked as an asset allocation director and portfolio manager.

Jonathan Shelon is co-manager of each Fidelity Freedom Fund. He has managed Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, and 2040 since March 2005 and managed 2045 and 2050 since their inception in June 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 2001, Mr. Shelon has worked as a portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Messrs. Sharpe and Shelon.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each Fidelity Freedom Fund does not pay a management fee to Strategic Advisers.

FMR receives no fee for handling the business affairs for each Fidelity Freedom Fund and pays the expenses of each Fidelity Freedom Fund with limited exceptions.

Prospectus

The basis for the Board of Trustees approving the management contract and administration agreement for each Fidelity Freedom Fund is available in each fund's semi-annual report for the fiscal period ended September 30, 2009.

Fund Distribution

FDC distributes each fund's shares.

Intermediaries, including retirement plan sponsors, administrators, and service-providers (who may be affiliated with Strategic Advisers, FMR or FDC), may receive from Strategic Advisers or FMR, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of fund shares. These payments are described in more detail in this section and in the SAI.

Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act that recognizes that Strategic Advisers or FMR may use its past profits or its resources from any other source to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. Strategic Advisers or FMR, directly or through FDC, may pay significant amounts to intermediaries, including retirement plan sponsors, service-providers, and administrators, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments.

Please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

If payments made by Strategic Advisers or FMR to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a fund's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand the financial history of each fund's shares for the past 5 years or, if shorter, the period of the fund's operations. Certain information reflects financial results for a single share of a fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares of a fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with each fund's financial highlights and financial statements, is included in the funds' annual report. A free copy of the annual report is available upon request.

Fidelity Freedom Income Fund

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 11.19	$ 11.66	$ 11.49	$ 11.20
Income from Investment Operations
Net investment income (loss) B	.26	.36	.47	.44	.35
Net realized and unrealized gain (loss)	1.65	(1.66)	(.30)	.29	.28
Total from investment operations	1.91	(1.30)	.17	.73	.63
Distributions from net investment income	(.26)	(.37)	(.47)	(.44)	(.31)
Distributions from net realized gain	(.06)	(.15)	(.17)	(.12)	(.03)
Total distributions	(.32) E	(.52)	(.64)	(.56)	(.34)
Net asset value, end of period	$ 10.96	$ 9.37	$ 11.19	$ 11.66	$ 11.49
Total Return A	20.60%	(11.97)%	1.41%	6.54%	5.71%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.00%	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	2.54%	3.46%	4.06%	3.81%	3.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,734,398	$ 2,179,906	$ 2,523,176	$ 2,376,277	$ 2,132,031
Portfolio turnover rate	29%	35%	33%	26%	18%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

E Total distributions of $.32 per share is comprised of distributions from net investment income of $.260 and distributions from net realized gain of $.060 per share.

Prospectus

Appendix - continued

Fidelity Freedom 2000 Fund

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.86	$ 12.08	$ 12.66	$ 12.41	$ 12.00
Income from Investment Operations
Net investment income (loss) B	.27	.37	.48	.44	.36
Net realized and unrealized gain (loss)	1.83	(1.97)	(.31)	.38	.40
Total from investment operations	2.10	(1.60)	.17	.82	.76
Distributions from net investment income	(.29)	(.41)	(.48)	(.43)	(.33)
Distributions from net realized gain	(.06)	(.21)	(.27)	(.14)	(.02)
Total distributions	(.35) E	(.62)	(.75)	(.57)	(.35)
Net asset value, end of period	$ 11.61	$ 9.86	$ 12.08	$ 12.66	$ 12.41
Total Return A	21.46%	(13.60)%	1.23%	6.72%	6.40%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.00%	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	2.47%	3.33%	3.80%	3.54%	2.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,708,818	$ 1,443,544	$ 1,780,803	$ 1,694,377	$ 1,601,127
Portfolio turnover rate	31%	33%	36%	34%	20%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

E Total distributions of $.35 per share is comprised of distributions from net investment income of $.290 and distributions from net realized gain of $.060 per share.

Prospectus

Fidelity Freedom 2005 Fund

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.02	$ 11.19	$ 11.84	$ 11.44	$ 10.67
Income from Investment Operations
Net investment income (loss) B	.23	.29	.35	.31	.28
Net realized and unrealized gain (loss)	2.39	(2.88)	(.34)	.62	.78
Total from investment operations	2.62	(2.59)	.01	.93	1.06
Distributions from net investment income	(.24)	(.32)	(.32)	(.29)	(.21)
Distributions from net realized gain	(.08)	(.26)	(.34)	(.24)	(.08)
Total distributions	(.32) E	(.58)	(.66)	(.53)	(.29)
Net asset value, end of period	$ 10.32	$ 8.02	$ 11.19	$ 11.84	$ 11.44
Total Return A	32.83%	(23.91)%	(.17)%	8.27%	10.05%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.00%	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.37%	3.03%	2.94%	2.70%	2.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,013,924	$ 770,642	$ 1,051,703	$ 867,318	$ 530,216
Portfolio turnover rate	34%	43%	31%	12%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

E Total distributions of $.32 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.080 per share.

Prospectus

Appendix - continued

Fidelity Freedom 2010 Fund

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.87	$ 14.07	$ 14.89	$ 14.48	$ 13.45
Income from Investment Operations
Net investment income (loss) B	.29	.37	.43	.39	.35
Net realized and unrealized gain (loss)	3.14	(3.77)	(.37)	.77	1.05
Total from investment operations	3.43	(3.40)	.06	1.16	1.40
Distributions from net investment income	(.31)	(.40)	(.41)	(.38)	(.30)
Distributions from net realized gain	(.11)	(.40)	(.47)	(.37)	(.07)
Total distributions	(.41) E	(.80)	(.88)	(.75)	(.37)
Net asset value, end of period	$ 12.89	$ 9.87	$ 14.07	$ 14.89	$ 14.48
Total Return A	34.99%	(25.06)%	.14%	8.17%	10.54%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.00%	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	2.40%	3.03%	2.86%	2.67%	2.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,088,228	$ 9,130,697	$ 13,903,554	$ 13,102,900	$ 10,689,271
Portfolio turnover rate	25%	39%	34%	12%	8%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

E Total distributions of $.41 per share is comprised of distributions from net investment income of $.305 and distributions from net realized gain of $.105 per share.

Prospectus

Fidelity Freedom 2015 Fund

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.13	$ 11.73	$ 12.45	$ 11.98	$ 10.87
Income from Investment Operations
Net investment income (loss) B	.24	.29	.34	.29	.25
Net realized and unrealized gain (loss)	2.70	(3.29)	(.38)	.72	1.13
Total from investment operations	2.94	(3.00)	(.04)	1.01	1.38
Distributions from net investment income	(.24)	(.30)	(.30)	(.23)	(.19)
Distributions from net realized gain	(.09)	(.30)	(.38)	(.31)	(.08)
Total distributions	(.33) E	(.60)	(.68)	(.54)	(.27)
Net asset value, end of period	$ 10.74	$ 8.13	$ 11.73	$ 12.45	$ 11.98
Total Return A	36.33%	(26.45)%	(.62)%	8.58%	12.83%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.00%	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.38%	2.97%	2.68%	2.37%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,848,519	$ 6,089,406	$ 7,116,671	$ 5,098,514	$ 2,677,779
Portfolio turnover rate	30%	36%	24%	4%	1%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

E Total distributions of $.33 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.091 per share.

Prospectus

Appendix - continued

Fidelity Freedom 2020 Fund

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.42	$ 14.66	$ 15.84	$ 15.37	$ 13.71
Income from Investment Operations
Net investment income (loss) B	.27	.33	.36	.31	.27
Net realized and unrealized gain (loss)	3.68	(4.74)	(.50)	1.03	1.72
Total from investment operations	3.95	(4.41)	(.14)	1.34	1.99
Distributions from net investment income	(.29)	(.31)	(.37)	(.28)	(.23)
Distributions from net realized gain	(.11)	(.52)	(.67)	(.59)	(.10)
Total distributions	(.39) E	(.83)	(1.04)	(.87)	(.33)
Net asset value, end of period	$ 12.98	$ 9.42	$ 14.66	$ 15.84	$ 15.37
Total Return A	42.19%	(31.39)%	(1.32)%	8.95%	14.64%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.00%	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	2.30%	2.73%	2.24%	1.99%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,563,040	$ 14,316,696	$ 20,028,445	$ 18,305,525	$ 13,847,298
Portfolio turnover rate	29%	35%	35%	7%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

E Total distributions of $.39 per share is comprised of distributions from net investment income of $.285 and distributions from net realized gain of $.105 per share.

Prospectus

Fidelity Freedom 2025 Fund

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.68	$ 12.15	$ 13.05	$ 12.52	$ 11.07
Income from Investment Operations
Net investment income (loss) B	.22	.26	.28	.24	.21
Net realized and unrealized gain (loss)	3.18	(4.10)	(.49)	.89	1.48
Total from investment operations	3.40	(3.84)	(.21)	1.13	1.69
Distributions from net investment income	(.21)	(.26)	(.25)	(.19)	(.15)
Distributions from net realized gain	(.10)	(.37)	(.44)	(.41)	(.10)
Total distributions	(.31) F	(.63)	(.69)	(.60)	(.24) E
Net asset value, end of period	$ 10.77	$ 7.68	$ 12.15	$ 13.05	$ 12.52
Total Return A	44.43%	(32.84)%	(2.00)%	9.18%	15.41%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.00%	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.21%	2.64%	2.16%	1.88%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,301,452	$ 5,798,688	$ 6,651,041	$ 4,349,197	$ 2,099,810
Portfolio turnover rate	26%	29%	24%	3%	1%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

E Total distributions of $.24 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.095 per share.

F Total distributions of $.31 per share is comprised of distributions from net investment income of $.210 and distributions from net realized gain of $.095 per share.

Prospectus

Appendix - continued

Fidelity Freedom 2030 Fund

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.97	$ 15.02	$ 16.36	$ 15.82	$ 13.81
Income from Investment Operations
Net investment income (loss) B	.23	.27	.28	.24	.22
Net realized and unrealized gain (loss)	4.02	(5.46)	(.63)	1.21	2.09
Total from investment operations	4.25	(5.19)	(.35)	1.45	2.31
Distributions from net investment income	(.24)	(.27)	(.27)	(.21)	(.19)
Distributions from net realized gain	(.11)	(.59)	(.72)	(.70)	(.11)
Total distributions	(.35) E	(.86)	(.99)	(.91)	(.30)
Net asset value, end of period	$ 12.87	$ 8.97	$ 15.02	$ 16.36	$ 15.82
Total Return A	47.57%	(36.25)%	(2.65)%	9.40%	16.86%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.00%	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	2.01%	2.29%	1.72%	1.51%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,595,428	$ 9,685,340	$ 13,446,741	$ 11,878,413	$ 8,550,504
Portfolio turnover rate	29%	23%	36%	6%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

E Total distributions of $.35 per share is comprised of distributions from net investment income of $.240 and distributions from net realized gain of $.105 per share.

Prospectus

Fidelity Freedom 2035 Fund

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.36	$ 12.41	$ 13.48	$ 12.89	$ 11.22
Income from Investment Operations
Net investment income (loss) B	.18	.22	.23	.19	.18
Net realized and unrealized gain (loss)	3.40	(4.63)	(.57)	1.01	1.73
Total from investment operations	3.58	(4.41)	(.34)	1.20	1.91
Distributions from net investment income	(.18)	(.20)	(.21)	(.17)	(.13)
Distributions from net realized gain	(.10)	(.44)	(.52)	(.44)	(.11)
Total distributions	(.28)E	(.64)	(.73)	(.61)	(.24)
Net asset value, end of period	$ 10.66	$ 7.36	$ 12.41	$ 13.48	$ 12.89
Total ReturnA	48.79%	(37.11)%	(3.00)%	9.51%	17.18%
Ratios to Average Net AssetsC, D
Expenses before reductions	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.91%	2.24%	1.70%	1.50%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,082,003	$ 3,576,031	$ 3,914,977	$ 2,553,737	$ 1,155,906
Portfolio turnover rate	25%	20%	28%	3%	1%

A Total returns for periods of less than one year are not annualized.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

E Total distributions of $.28 per share is comprised of distributions from net investment income of $.180 and distributions from net realized gain of $.095 per share.

Prospectus

Appendix - continued

Fidelity Freedom 2040 Fund

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 5.10	$ 8.79	$ 9.68	$ 9.33	$ 8.10
Income from Investment Operations
Net investment income (loss) B	.13	.15	.16	.14	.13
Net realized and unrealized gain (loss)	2.42	(3.35)	(.42)	.74	1.29
Total from investment operations	2.55	(3.20)	(.26)	.88	1.42
Distributions from net investment income	(.13)	(.15)	(.15)	(.13)	(.10)
Distributions from net realized gain	(.07)	(.34)	(.48)	(.40)	(.09)
Total distributions	(.20) E	(.49)	(.63)	(.53)	(.19)
Net asset value, end of period	$ 7.45	$ 5.10	$ 8.79	$ 9.68	$ 9.33
Total Return A	50.14%	(38.20)%	(3.29)%	9.68%	17.65%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.00%	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	1.94%	2.22%	1.66%	1.49%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,622,511	$ 5,336,303	$ 7,010,562	$ 5,894,929	$ 3,867,885
Portfolio turnover rate	27%	17%	37%	4%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

E Total distributions of $.20 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.070 per share.

Prospectus

Fidelity Freedom 2045 Fund

Years ended March 31,	2010	2009	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.99	$ 10.24	$ 10.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.18	.18	.11
Net realized and unrealized gain (loss)	2.88	(4.00)	(.49)	1.01
Total from investment operations	3.04	(3.82)	(.31)	1.12
Distributions from net investment income	(.15)	(.15)	(.13)	(.07)
Distributions from net realized gain	(.07)	(.28)	(.28)	(.09)
Total distributions	(.22) H	(.43)	(.41)	(.16)
Net asset value, end of period	$ 8.81	$ 5.99	$ 10.24	$ 10.96
Total Return B, C	50.86%	(38.60)%	(3.19)%	11.23%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.97%	2.29%	1.65%	1.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,071,143	$ 946,939	$ 656,210	$ 177,837
Portfolio turnover rate	24%	17%	17%	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period June 1, 2006 (commencement of operations) to March 31, 2007.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.22 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.070 per share.

Prospectus

Appendix - continued

Fidelity Freedom 2050 Fund

Years ended March 31,	2010	2009	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.84	$ 10.26	$ 10.98	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.14	.17	.18	.11
Net realized and unrealized gain (loss)	2.92	(4.15)	(.53)	1.02
Total from investment operations	3.06	(3.98)	(.35)	1.13
Distributions from net investment income	(.13)	(.15)	(.12)	(.06)
Distributions from net realized gain	(.08)	(.29)	(.25)	(.09)
Total distributions	(.21) H	(.44)	(.37)	(.15)
Net asset value, end of period	$ 8.69	$ 5.84	$ 10.26	$ 10.98
Total Return B, C	52.51%	(40.19)%	(3.53)%	11.33%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.85%	2.13%	1.59%	1.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,665,296	$ 767,949	$ 624,662	$ 148,033
Portfolio turnover rate	23%	20%	16%	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period June 1, 2006 (commencement of operations) to March 31, 2007.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.130 and distributions from net realized gain of $.075 per share.

Prospectus

Additional Information about the Indexes

Each of Fidelity Freedom Income Composite Index, Fidelity Freedom 2000 Composite Index, Fidelity Freedom 2005 Composite Index, Fidelity Freedom 2010 Composite Index, Fidelity Freedom 2015 Composite Index, and Fidelity Freedom 2020 Composite Index is a hypothetical representation of the performance of Fidelity Freedom Income Fund's, Fidelity Freedom 2000 Fund's, Fidelity Freedom 2005 Fund's, Fidelity Freedom 2010 Fund's, Fidelity Freedom 2015 Fund's, and Fidelity Freedom 2020 Fund's asset classes according to their respective weightings adjusted on the last day of every month for the Fidelity Freedom Funds with target retirement dates, to reflect the increasingly conservative asset allocations. Prior to October 1, 2009, the following indexes were used to represent Fidelity Freedom Income Fund's, Fidelity Freedom 2000 Fund's, Fidelity Freedom 2005 Fund's, Fidelity Freedom 2010 Fund's, Fidelity Freedom 2015 Fund's, and Fidelity Freedom 2020 Fund's asset classes when calculating the composite indexes: domestic equity - the Dow Jones U.S. Total Stock Market IndexSM, international equity - the MSCI® EAFE® (Europe, Australasia, Far East) Index, investment grade fixed-income - the Barclays Capital U.S. Aggregate Bond Index, high yield fixed-income - The BofA Merrill Lynch US High Yield Constrained Index, and short-term - the Barclays Capital U.S. 3-Month Treasury Bellwether Index. Effective October 1, 2009, the following indexes are used to represent Fidelity Freedom Income Fund's, Fidelity Freedom 2000 Fund's, Fidelity Freedom 2005 Fund's, Fidelity Freedom 2010 Fund's, Fidelity Freedom 2015 Fund's, and Fidelity Freedom 2020 Fund's asset classes when calculating the composite indexes: domestic equity - the Dow Jones U.S. Total Stock Market Index, international equity - the MSCI EAFE Index, bond - the Barclays Capital U.S. Aggregate Bond Index, and short-term - the Barclays Capital U.S. 3-Month Treasury Bellwether Index.

Each of Fidelity Freedom 2025 Composite Index, Fidelity Freedom 2030 Composite Index, Fidelity Freedom 2035 Composite Index, Fidelity Freedom 2040 Composite Index, Fidelity Freedom 2045 Composite Index, and Fidelity Freedom 2050 Composite Index is a hypothetical representation of the performance of Fidelity Freedom 2025 Fund's, Fidelity Freedom 2030 Fund's, Fidelity Freedom 2035 Fund's, Fidelity Freedom 2040 Fund's, Fidelity Freedom 2045 Fund's, and Fidelity Freedom 2050 Fund's asset classes according to their respective weightings adjusted on the last day of every month for Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, and Fidelity Freedom 2050 Fund, to reflect the increasingly conservative asset allocations. Prior to October 1, 2009, the following indexes were used to represent Fidelity Freedom 2025 Fund's, Fidelity Freedom 2030 Fund's, Fidelity Freedom 2035 Fund's, Fidelity Freedom 2040 Fund's, Fidelity Freedom 2045 Fund's, and Fidelity Freedom 2050 Fund's asset classes when calculating the composite indexes: domestic equity - the Dow Jones U.S. Total Stock Market Index, international equity - the MSCI EAFE Index, investment grade fixed-income - the Barclays Capital U.S. Aggregate Bond Index, and high yield fixed-income - The BofA Merrill Lynch US High Yield Constrained Index. Effective October 1, 2009, the following indexes are used to represent Fidelity Freedom 2025 Fund's, Fidelity Freedom 2030 Fund's, Fidelity Freedom 2035 Fund's, Fidelity Freedom 2040 Fund's, Fidelity Freedom 2045 Fund's, and Fidelity Freedom 2050 Fund's asset classes when calculating the composite indexes: domestic equity - the Dow Jones U.S. Total Stock Market Index, international equity - the MSCI EAFE Index, and bond - the Barclays Capital U.S. Aggregate Bond Index.

Prospectus

Appendix - continued

Barclays Capital U.S. 3-Month Treasury Bellwether Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of 3 months. It excludes zero coupon strips.

Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of taxable investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The index is designed to represent the performance of the U.S. investment-grade fixed-rate bond market.

Dow Jones U.S. Total Stock Market Index is a float-adjusted market capitalization-weighted index of substantially all equity securities of U.S. headquartered companies with readily available price data.

MSCI EAFE Index is a market capitalization-weighted index that is designed to measure the investable equity market performance for global investors of developed markets, excluding the United States and Canada. Index returns are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

S&P 500 Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

The BofA Merrill Lynch US High Yield Constrained Index is a modified market capitalization-weighted index of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market. Qualifying securities must have a below investment grade rating (based on an average of Moody's, S&P and Fitch) and an investment grade rated country of risk. In addition, qualifying securities must have at least one year remaining to final maturity, a fixed coupon schedule and at least $100 million in outstanding face value. Defaulted securities are excluded. The index contains all securities of The BofA Merrill Lynch US High Yield Index but caps issuer exposure at 2%.

Prospectus

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-06440

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity Freedom Funds, Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Investments & (Pyramid) Design, Strategic Advisers, FAST, Fidelity, and Directed Dividends are registered trademarks of FMR LLC.

Fidelity Freedom is a service mark of FMR LLC.

Geode is a registered trademark of Geode Capital Management, LLC.

The third party marks appearing above are the marks of their respective owners.

1.702545.114 FF-pro-0510